Operating profit - Items included in operating profit (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of attribution of expenses by nature to their function [line items]
Advertising and promotion	£ 2,023	£ 2,026	£ 1,941
Distribution costs	237	237	209
Separation and admission costs	120	411	278
Restructuring costs	169	41	195
Cost of sales
Disclosure of attribution of expenses by nature to their function [line items]
Separation and admission costs	4	4	0
Restructuring costs	26	19	44
Selling, general and administration expenses
Disclosure of attribution of expenses by nature to their function [line items]
Separation and admission costs	£ 116	£ 407	£ 278